Subsequent Events	12 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
Subsequent Events

19. Subsequent Events

On October 8, 2025, the underwriter exercised the over-allotment option in full and purchased an additional 225,000 ordinary shares at the public offering price of $4.00 per share, resulting in additional gross proceeds of $900,000 before deducting underwriting discounts and offering expenses. As of such date, the Company had an aggregate of 11,808,839 ordinary shares issued and outstanding, with a par value of US$0.001 per share.

On December 19, 2025, the shareholders of the Company approved, by ordinary resolution, an increase and reclassification of the Company’s authorized share capital. The Company’s authorized share capital was increased from US$50,000 divided into 50,000,000 ordinary shares with a par value of US$0.001 per share to US$1,020,000 divided into 1,020,000,000 ordinary shares with a par value of US$0.001 per share. Following the increase, the authorized share capital was re designated into (i) 1,000,000,000 Class A ordinary shares and (ii) 20,000,000 Class B ordinary shares, each with a par value of US$0.001 per share. In connection with the share capital reorganization, (i) all issued and authorized ordinary shares other than 6,367,680 ordinary shares held by Ng Wai Ian and affiliates were re designated as Class A ordinary shares carrying one (1) vote per share, and (ii) the 6,367,680 ordinary shares held by Ng Wai Ian and affiliates were re designated as Class B ordinary shares carrying fifty (50) votes per share. All remaining authorized but unissued ordinary shares were re designated, on a one for one basis, into 994,558,841 Class A ordinary shares and 13,632,320 Class B ordinary shares. As of the date these consolidated financial statements were issued, the Company had 5,441,159 Class A ordinary shares and 6,367,680 Class B ordinary shares issued and outstanding. The Company evaluated these matters as non-recognized subsequent events. Accordingly, no adjustments have been made to the accompanying consolidated financial statements, and the effects of the share capital reorganization will be reflected prospectively from the effective date of the reorganization.

The Company evaluates subsequent events that have occurred after the balance sheet date but before the financial statements are issued. There are two types of subsequent events: (1) recognized, or those that provide additional evidence with respect to conditions that existed at the dates of the balance sheets, including the estimates inherent in the process of preparing financial statements, and (2) non-recognized, or those that provide evidence with respect to conditions that did not exist at the date of the balance sheet but arose subsequent to that date. Other than the subsequent events described above, no further subsequent events were identified.